Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Class of Stock [Line Items]
Beginning balance	$ (507)	$ (2,626)	$ (1,149)
Current year other comprehensive income loss	(1,636)	2,119	(1,477)
Ending balance	(2,143)	(507)	(2,626)
Foreign currency translation [Member]
Class of Stock [Line Items]
Beginning balance	(507)	(2,626)	(1,149)
Current year other comprehensive income loss	(1,636)	2,119	(1,477)
Ending balance	$ 2,143	$ (507)	$ (2,626)